As filed with the Securities and Exchange Commission on July 13, 2018

Securities Act Registration No. 333-206306

Investment Company Act Reg. No. 811-23086

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 16	[ ]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 19	[ ]

(Check appropriate box or boxes.)

WP TRUST

(Exact Name of Registrant as Specified in Charter)

129 NW 13th Street, Suite D-26

Boca Raton, FL 33432

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (800) 950-9112

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and Address of Agent for Service)

With Copies To:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

|X|	immediately upon filing pursuant to paragraph (b)
|_|	on (date) pursuant to paragraph (b)
|_|	60 days after filing pursuant to paragraph (a)(1)
|_|	on ____________ pursuant to paragraph (a)(1)
|_|	75 days after filing pursuant to paragraph (a)(2)
|_|	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

|_|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 16 to the Trust’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 15 filed on June 28, 2018 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) and has duly caused this Post-Effective Amendment No. 16 to the Registration Statement under the Securities Act and Amendment No. 19 to the Registration Statement under the 1940 Act to be signed on its behalf by the undersigned, duly authorized, in Boca Raton, Florida on the 13th day of July, 2018.

WP Trust

By:	/s/ Charles S. Stoll
Charles S. Stoll, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated.

/s/ Charles S. Stoll	July 13, 2018
Charles S. Stoll, Trustee and President	Date
(Principal Executive Officer)

*	July 13, 2018
Donald H. Baxter, Trustee	Date

*	July 13, 2018
Ronald F. Rohe, Trustee	Date

*	July 13, 2018
Michael G. Rogan, Trustee	Date

*	July 13, 2018
Bradley J. Alden, Trustee	Date

/s/ Justin J. Thompson	July 13, 2018
Justin J. Thompson, Treasurer (Principal Financial Officer)	Date

*By	/s/ Charles S. Stoll	Dated: July 13, 2018
Charles S. Stoll
Attorney-in-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase